Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to common stockholders	$ (2,464)	$ (497)	$ (17,738)	$ (3,106)
Denominator:
Basic weighted average shares outstanding	5,932	2,920	5,552	2,920
Effect of dilutive securities
Diluted weighted-average shares	5,932	2,920	5,552	2,920
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.42)	$ (0.17)	$ (3.20)	$ (1.06)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.42)	$ (0.17)	$ (3.20)	$ (1.06)